World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	589,279,095.16	29,204
Yield Supplement Overcollateralization Amount 02/29/20	27,343,135.88	0
Receivables Balance 02/29/20	616,622,231.04	29,204
Principal Payments	22,021,859.72	544
Defaulted Receivables	1,271,521.99	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	25,907,232.30	0
Pool Balance at 03/31/20	567,421,617.03	28,614

Pool Statistics	$ Amount	# of Accounts
Pool Factor	67.46%
Prepayment ABS Speed	1.56%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	4,141,139.68	188
Past Due 61-90 days	1,375,043.48	63
Past Due 91-120 days	206,927.14	13
Past Due 121+ days	0	0
Total	5,723,110.30	264

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.96%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.27%
Delinquency Trigger Occurred	NO

Recoveries	748,382.47
Aggregate Net Losses/(Gains) - March 2020	523,139.52
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	0.72%
Second Prior Net Losses Ratio	0.77%
Third Prior Net Losses Ratio	0.25%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.48%

Overcollateralization Target Amount	6,525,348.60
Actual Overcollateralization	6,525,348.60
Weighted Average APR	4.09%
Weighted Average APR, Yield Adjusted	6.40%
Weighted Average Remaining Term	52.66

Flow of Funds	$ Amount

Collections	24,748,030.69
Investment Earnings on Cash Accounts	4,097.24
Servicing Fee	-
Transfer to Collection Account	-
Available Funds	24,752,127.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,186,509.48
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,630,768.54
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,525,348.60
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	-
(12) Collection Account Redeposits	1,868,720.06

Total Distributions of Available Funds	24,752,127.93

Servicing Fee	-
Unpaid Servicing Fee	513,851.86
Change in amount of the unpaid servicing fee from the prior period	513,851.86

Note Balances & Note Factors	$ Amount

Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 03/16/20	582,502,385.57
Principal Paid	21,606,117.14
Note Balance @ 04/15/20	560,896,268.43

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2
Note Balance @ 03/16/20	194,392,385.57
Principal Paid	21,606,117.14
Note Balance @ 04/15/20	172,786,268.43
Note Factor @ 04/15/20	64.2471438%

Class A-3
Note Balance @ 03/16/20	268,940,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	268,940,000.00
Note Factor @ 04/15/20	100.0000000%

Class A-4
Note Balance @ 03/16/20	81,820,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	81,820,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	24,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	24,900,000.00
Note Factor @ 04/15/20	100.0000000%

Class C
Note Balance @ 03/16/20	12,450,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	12,450,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,277,290.73
Total Principal Paid	21,606,117.14
Total Paid	22,883,407.87

Class A-1
Coupon	2.5433%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	426,043.31
Principal Paid	21,606,117.14
Total Paid to A-2 Holders	22,032,160.45

Class A-3
Coupon	2.59000%
Interest Paid	580,462.17
Principal Paid	0.00
Total Paid to A-3 Holders	580,462.17

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.5425285
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0927687
Total Distribution Amount	27.6352972

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.5841575
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	80.3380573
Total A-2 Distribution Amount	81.9222148

A-3 Interest Distribution Amount	2.1583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.1583333

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	121.76
Noteholders' Third Priority Principal Distributable Amount	576.23
Noteholders' Principal Distributable Amount	302.01

Account Balances	$ Amount

Reserve Account
Balance as of 03/16/20	2,075,325.29
Investment Earnings	1,178.77
Investment Earnings Paid	(1,178.77)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29